BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.8%
Basic Materials - 8.0%
1,666 Corteva, Inc. $ 64,507
1,460 Nutrien, Ltd. 70,314
900 Rio Tinto PLC, ADR 67,698
1,000 Westrock Co. 43,530
246,049
Capital Goods / Industrials - 5.9%
200 3M Co. 34,958
300 Cummins, Inc. 68,130
100 Parker-Hannifin Corp. 27,241
700 Raytheon Technologies Corp. 50,057
180,386
Communication Services - 5.9%
1,800 Comcast Corp., Class A 94,320
1,500 Verizon Communications, Inc. 88,125
182,445
Consumer Discretionary - 7.6%
500 Genuine Parts Co. 50,215
1,600 Kontoor Brands, Inc. 64,896
300 Lear Corp. 47,709
400 Target Corp. 70,612
233,432
Consumer Staples - 6.9%
600 Ingredion, Inc. 47,202
1,100 Molson Coors Beverage Co., Class B 49,709
500 Mondelez International, Inc., Class A 29,235
300 PepsiCo., Inc. 44,490
300 Walmart, Inc. 43,245
213,881
Energy - 8.9%
500 Chevron Corp. 42,225
1,900 ConocoPhillips 75,981
3,200 Equinor ASA, ADR 52,544
3,000 Kinder Morgan, Inc.
(a)
41,010
900 Phillips 66 62,946
274,706
Financials - 19.5%
2,400 American International Group, Inc. 90,864
400 Ameriprise Financial, Inc. 77,732
400 Chubb, Ltd. 61,568
1,000 Citigroup, Inc. 61,660
200 CME Group, Inc. 36,410
1,100 First American Financial Corp. 56,793
1,300 MetLife, Inc. 61,035
400 Morgan Stanley 27,412
300 Northern Trust Corp. 27,942
1,000 Prosperity Bancshares, Inc. 69,360
1,500 Radian Group, Inc. 30,375
601,151
Health Care - 15.3%
800 AbbVie, Inc. 85,720
400 Amgen, Inc. 91,968
500 AstraZeneca PLC, ADR 24,995
1,100 Cardinal Health, Inc. 58,916
816 Koninklijke Philips NV, ADR
(a)
44,203
500 Medtronic PLC 58,570
900 Merck & Co., Inc. 73,620
1,700 Viatris, Inc.
(a)
31,858
469,850
Real Estate - 4.2%
1,366 VEREIT, Inc. REIT 51,621
1,800 VICI Properties, Inc. REIT 45,900
900 Weyerhaeuser Co. REIT 30,177
127,698
Shares Security Description Value
Technology - 8.4%
1,600 Cisco Systems, Inc. $ 71,600
1,400 NetApp, Inc. 92,736
500 TE Connectivity, Ltd. 60,535
200 Texas Instruments, Inc. 32,826
257,697
Transportation - 5.0%
5,800 Atlas Corp. 62,872
200 Union Pacific Corp. 41,644
300 United Parcel Service, Inc., Class B 50,520
155,036
Utilities - 1.2%
1,200 OGE Energy Corp. 38,232
Total Common Stock (Cost $2,525,406) 2,980,563
Shares Security Description Value
Money Market Fund - 2.7%
81,365 Federated Government Obligations Fund,
Institutional Class, 0.01%
(b)
(Cost $81,365) 81,365
Investments, at value - 99.5% (Cost $2,606,771) $ 3,061,928
Other Assets & Liabilities, Net - 0.5% 16,594
Net Assets - 100.0% $ 3,078,522
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 2,980,563
Level 2 - Other Significant Observable Inputs 81,365
Level 3 - Significant Unobservable Inputs –
Total $ 3,061,928